Redeemable Noncontrolling Interests (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Noncontrolling Interest [Abstract]
Beginning Balance	$ 107,588	¥ 700,000	¥ 790,229	¥ 773,706
Profit (loss) for the year	(21,809)	(141,896)	(300,713)	24,373
Increase (decrease) in accretion of redeemable noncontrolling interests	21,809	141,896	210,484	(7,850)
Reversal due to the disposal of two shares in SC Aipu	$ (107,588)	¥ (700,000)
Ending Balance			¥ 700,000	¥ 790,229